Annual Fund Operating Expenses - Class 1 Shares - JPMorgan Insurance Trust Core Bond Portfolio - Class 1	May 01, 2021
Operating Expenses:
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.15%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.57%